Prepaid Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses (Details)
Professional Fees	$ 4,800	$ 0
Transfer Agent Fees	17,004	14,226
Total Prepaid Expenses	$ 21,804	$ 14,226